Loan Receivable (Details) - Schedule of Loan Receivable	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)
Schedule Of Loan Receivable Abstract
Loan to Cellen Life Sciences Limited	$ 506,460	$ 483,588	£ 400,000